FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - SCHEDULE OF FOREIGN CURRENCY EXCHANGE (Details) - USD ($)	Dec. 31, 2024	Mar. 26, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	$ 28,827,347	$ 1,121,150	$ 35,242,363	$ 14,988,112	$ 17,360,353
Lease and other receivables, net	4,390,388		9,560,303
Accounts payable and accrued expenses	8,356,915		13,127,502
CRC
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	10,464		6,599
Lease and other receivables, net	53,496		60,248
Other current and non-current assets	3,205,160		3,150,470
Sub-total	3,269,120		3,217,317
Accounts payable and accrued expenses	349,181		2,569,080
Sub-total	349,181		2,569,080
Assets (liabilities)	2,919,939		648,237
PEN
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	611,247		479,057
Lease and other receivables, net	165,779		135,275
Other current and non-current assets	2,810,212		3,694,802
Sub-total	3,587,238		4,309,134
Accounts payable and accrued expenses	1,042,279		1,658,228
Sub-total	1,042,279		1,658,228
Assets (liabilities)	2,544,959		2,650,906
Foreign currency
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Cash and cash equivalents	621,711		485,656
Lease and other receivables, net	219,275		195,523
Other current and non-current assets	6,015,372		6,845,272
Sub-total	6,856,358		7,526,451
Accounts payable and accrued expenses	1,391,460		4,227,308
Sub-total	1,391,460		4,227,308
Assets (liabilities)	$ 5,464,898		$ 3,299,143